SUBSEQUENT EVENTS - Narrative (Details) - EUR (€) € / shares in Units, € in Thousands		2 Months Ended	12 Months Ended
	Feb. 22, 2024	Feb. 16, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Shares assigned (repurchased) and other changes (in shares)			(1,630,171)	(1,966,816)
Common Shares | Share Repurchase Program
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid to repurchase shares			€ 460,629	€ 384,869
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in Euro per share)	€ 2.443
Dividends declared, aggregate amount	€ 440,000
Potential ordinary share transactions | Common Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares in entity held by entity or by its subsidiaries or associates		13,693,051
Potential ordinary share transactions | Common Shares | Share Repurchase Program
Disclosure of non-adjusting events after reporting period [line items]
Shares assigned (repurchased) and other changes (in shares)		(187,642)
Consideration paid to repurchase shares		€ 60,900